UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417


Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette       West Hartford, CT            05/03/2011
     --------------------       -----------------            ----------
         [Signature]              [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          146
                                         -----------

Form 13F Information Table Value Total:  $   111,978
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

        COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
-------------------------  --------------  ---------  --------  -------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                                       VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   --------------------------
     NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
-------------------------  --------------  ---------  --------  --------  ---  ----  ----------  -------- -------- -------- --------
3M CO                      COM             88579Y101     1,559    14,173  SH         Sole        N/A        14,173
ABBOTT LABS                COM             002824100       603    14,917  SH         Sole        N/A        14,917
ABIOMED INC                COM             003654100       131    39,587  SH         Sole        N/A        39,587
ALLEGHANY CORP DEL         COM             017175100       216     1,138  SH         Sole        N/A         1,138
ALLSTATE CORP              COM             020002101       618    17,393  SH         Sole        N/A        17,393
ALTRIA GROUP INC           COM             02209S103       345     8,897  SH         Sole        N/A         8,897
AMBAC FINL GROUP INC       COM             023139108       307     5,689  SH         Sole        N/A         5,689
AMERICAN EXPRESS CO        COM             025816109     1,470    47,133  SH         Sole        N/A        47,133
AMERICAN FINL HLDGS INC    COM             026375131     2,945    97,089  SH         Sole        N/A        97,089
AMERICAN INTL GROUP INC    COM             026874107     3,294    60,215  SH         Sole        N/A        60,215
AMGEN INC                  COM             031162100       461    11,055  SH         Sole        N/A        11,055
AOL TIME WARNER INC        COM             001944105       203    17,345  SH         Sole        N/A        17,345
AT & T CDA INC             DEPS RCPT CL B  00207Q202       446    13,900  SH         Sole        N/A        13,900
AT&T CORP                  COM             001957109       374    31,133  SH         Sole        N/A        31,133
AT&T WIRELESS SVCS INC     COM             00209A106        43    10,380  SH         Sole        N/A        10,380
AUTOMATIC DATA
  PROCESSING IN            COM             053015103     1,631    46,910  SH         Sole        N/A        46,910
BAKER HUGHES INC           COM             057224107       467    16,100  SH         Sole        N/A        16,100
BANKNORTH GROUP INC NEW    COM             355455107     1,609    67,730  SH         Sole        N/A        67,730
BAXTER INTL INC            COM             071813109       312    10,202  SH         Sole        N/A        10,202
BELLSOUTH CORP             COM             079860102       401    21,841  SH         Sole        N/A        21,841
BOEING CO                  COM             097023105       563    16,485  SH         Sole        N/A        16,485
BP PLC                     SPONSORED ADR   055622104       588    14,730  SH         Sole        N/A        14,730
BRISTOL MYERS SQUIBB CO    COM             110122108     1,047    43,976  SH         Sole        N/A        43,976
CAPITAL ONE FINL CORP      COM             14040H105       204     5,850  SH         Sole        N/A         5,850
CARDINAL HEALTH INC        COM             14149Y108       743    11,950  SH         Sole        N/A        11,950
CARMAX INC                 COM             143130102       204    12,700  SH         Sole        N/A        12,700
CENDANTCORP                COM             151313103       269    25,010  SH         Sole        N/A        25,010
CHEVRON CORP NEW           COM             166764100       739    10,665  SH         Sole        N/A        10,665
CHITTENDEN CORP            COM             170228100       214     7,218  SH         Sole        N/A         7,218
CHUBB CORP                 COM             171232101       302     5,500  SH         Sole        N/A         5,500
CISCO SYS INC              COM             17275R102       397    37,910  SH         Sole        N/A        37,910
CITIGROUP INC              COM             172967101     1,814    61,164  SH         Sole        N/A        61,164
COCA COLA CO               COM             191216100       347     7,234  SH         Sole        N/A         7,234
COLGATE PALMOLIVE CO       COM             194162103     1,556    28,840  SH         Sole        N/A        28,840
COMCAST CORP NEW           CL A SPL        20030N200       534    25,600  SH         Sole        N/A        25,600
CONOCOPHILLIPS             COM             20825C104       764    16,519  SH         Sole        N/A        16,519
COSTCO WHSL CORP NEW       COM             22160K105     1,150    35,525  SH         Sole        N/A        35,525
CVS CAREMARK CORPORATION   COM             126650100       773    30,475  SH         Sole        N/A        30,475
DELL INC                   COM             24702R101       711    30,237  SH         Sole        N/A        30,237
DEVON ENERGY CORP NEW      COM             25179M103       253     5,250  SH         Sole        N/A         5,250
DIMON INC                  COM             254394109        76    12,150  SH         Sole        N/A        12,150
DISNEY WALT CO             COM DISNEY      254687106       343    22,662  SH         Sole        N/A        22,662
DOW CHEM CO                COM             260543103       439    16,060  SH         Sole        N/A        16,060
DU PONT E I DE NEMOURS &
  CO                       COM             263534109       403    11,175  SH         Sole        N/A        11,175
E M C CORP MASS            COM             268648102        77    16,750  SH         Sole        N/A        16,750
ELECTRONIC DATA SYS NEW    COM             285661104       619    44,243  SH         Sole        N/A        44,243
ELECTRONICS FOR IMAGING
  INC                      DBCV 1.500% 610 284745AA4       172    11,550  SH         Sole        N/A        11,550
EMERSON ELEC CO            COM             291011104     1,677    38,175  SH         Sole        N/A        38,175
EQUITY OFFICE PROPERTIES
  TRU                      COM             294741103       462    17,895  SH         Sole        N/A        17,895
EXELON CORP                COM             30161N101       380     8,000  SH         Sole        N/A         8,000
EXXON MOBIL CORP           COM             30231G102     4,753   149,005  SH         Sole        N/A       149,005
FEDERAL NATL MTG ASSN      COM             313586109       909    15,267  SH         Sole        N/A        15,267
FIDELITY NATL FINL INC     COM             316326107       583    20,273  SH         Sole        N/A        20,273
FIRST DATA CORP            COM             319963104     1,217    43,553  SH         Sole        N/A        43,553
FLEETBOSTON FINL CORP      COM             339030108       762    37,475  SH         Sole        N/A        37,475
GANNETT INC                COM             364730101       991    13,731  SH         Sole        N/A        13,731
GENERAL ELECTRIC CO        COM             369604103     5,902   239,452  SH         Sole        N/A       239,452
GLAXOSMITHKLINE PLC        SPONSORED ADR   37733W105       230     5,981  SH         Sole        N/A         5,981
GUIDANT CORP               COM             401698105     1,492    46,167  SH         Sole        N/A        46,167
HANCOCK JOHN FINL SVCS
  INC                      COM             41014S106       220     7,900  SH         Sole        N/A         7,900
HARLEY DAVIDSON INC        COM             412822108     1,161    25,000  SH         Sole        N/A        25,000
HARTFORD FINL SVCS GROUP
  INC                      COM             416515104       532    12,973  SH         Sole        N/A        12,973
HCA INC                    COM             404119109       457     9,600  SH         Sole        N/A         9,600
HEINZ H J CO               COM             423074103       310     9,300  SH         Sole        N/A         9,300
HELMERICH & PAYNE INC      COM             423452101       209     6,100  SH         Sole        N/A         6,100
HEWLETT PACKARD CO         COM             428236103       765    65,517  SH         Sole        N/A        65,517
HOME DEPOT INC             COM             437076102     1,429    54,734  SH         Sole        N/A        54,734
HONEYWELL INTL INC         COM             438516106       265    12,250  SH         Sole        N/A        12,250
HOSPITALITY PPTYS TR       COM SH BEN INT  44106M102       285     8,600  SH         Sole        N/A         8,600
IMS HEALTH INC             COM             449934108     1,059    70,766  SH         Sole        N/A        70,766
INGERSOLL-RAND COMPANY
  LTD                      CL A            G4776G101       211     6,117  SH         Sole        N/A         6,117
INTEL CORP                 COM             458140100       509    36,732  SH         Sole        N/A        36,732
INTERNATIONAL BUSINESS
  MACHS                    COM             459200101     1,487    25,495  SH         Sole        N/A        25,495
INTUIT                     COM             461202103       264     5,800  SH         Sole        N/A         5,800
ISHARES TR                 DJ US HEALTHCR  464287762       268     5,750  SH         Sole        N/A         5,750
ITT CORP NEW               COM             450911102       221     3,539  SH         Sole        N/A         3,539
JOHNSON & JOHNSON          COM             478160104     3,803    70,318  SH         Sole        N/A        70,318
JPMORGAN CHASE & CO        COM             46625H100       404    21,251  SH         Sole        N/A        21,251
KERR MCGEE CORP            COM             492386107       311     7,150  SH         Sole        N/A         7,150
KEYSPAN CORP               COM             49337W100       449    13,409  SH         Sole        N/A        13,409
KIMBERLY CLARK CORP        COM             494368103       292     5,148  SH         Sole        N/A         5,148
KOPIN CORP                 COM             500600101       539   154,810  SH         Sole        N/A       154,810
LIBERTY MEDIA CORP NEW     INT COM SER A   53071M104     1,092   152,130  SH         Sole        N/A       152,130
LILLY ELI & CO             COM             532457108     1,114    20,128  SH         Sole        N/A        20,128
LOWES COS INC              COM             548661107       523    12,640  SH         Sole        N/A        12,640
LUCENT TECHNOLOGIES INC    COM             549463107        14    18,324  SH         Sole        N/A        18,324
MARSH & MCLENNAN COS INC   COM             571748102       474    11,382  SH         Sole        N/A        11,382
MARSHALL & ILSLEY CORP
  NEW                      COM             571837103       259     9,304  SH         Sole        N/A         9,304
MBIA INC                   COM             55262C100       703    17,587  SH         Sole        N/A        17,587
MCDONALDS CORP             COM             580135101       689    39,043  SH         Sole        N/A        39,043
MCGRAW HILL COS INC        COM             580645109       337     5,500  SH         Sole        N/A         5,500
MEDTRONIC INC              COM             585055106       684    16,232  SH         Sole        N/A        16,232
MELLON FINL CORP           COM             58551A108       605    23,350  SH         Sole        N/A        23,350
MERCK & CO INC             COM             589331107     2,503    54,752  SH         Sole        N/A        54,752
MGIC INVT CORP WIS         COM             552848103       465    11,400  SH         Sole        N/A        11,400
MICROSOFT CORP             COM             594918104     1,656    37,868  SH         Sole        N/A        37,868
MOTOROLA INC               COM             620076109       616    60,540  SH         Sole        N/A        60,540
NATIONAL CITY CORP         COM             635405103       231     8,106  SH         Sole        N/A         8,106
NATIONAL INSTRS CORP       COM             636518102       414    19,000  SH         Sole        N/A        19,000
NEOMAGIC CORP              COM             640497103        47    45,800  SH         Sole        N/A        45,800
NEWFIELD EXPL CO           COM             651290108       621    18,500  SH         Sole        N/A        18,500
NOBLE ENERGY INC           COM             655044105       773    22,750  SH         Sole        N/A        22,750
OFFICE DEPOT INC           COM             676220106       217    17,550  SH         Sole        N/A        17,550
ORACLE CORP                COM             68389X105       120    15,254  SH         Sole        N/A        15,254
OXFORD HEALTH PLANS INC    COM             691471106       919    23,600  SH         Sole        N/A        23,600
PAYCHEX INC                COM             704326107       340    14,002  SH         Sole        N/A        14,002
PEPSICO INC                COM             713448108     2,158    58,412  SH         Sole        N/A        58,412
PFIZER INC                 COM             717081103     2,282    78,638  SH         Sole        N/A        78,638
PHARMACIA CORP             COM             71713U102       203     5,227  SH         Sole        N/A         5,227
PITNEY BOWES INC           COM             724479100       340    11,150  SH         Sole        N/A        11,150
PROCTER & GAMBLE CO        COM             742718109     2,597    29,059  SH         Sole        N/A        29,059
PROGRESSIVE CORP OHIO      COM             743315103     1,564    30,900  SH         Sole        N/A        30,900
RADIOSHACK CORP            COM             750438103       272    13,550  SH         Sole        N/A        13,550
ROYAL DUTCH PETE CO        NY REG EUR .56  780257804       265     6,606  SH         Sole        N/A         6,606
SAFEWAY INC                COM NEW         786514208       234    10,500  SH         Sole        N/A        10,500
SBC COMMUNICATIONS INC     COM             78387G103     1,632    81,196  SH         Sole        N/A        81,196
SCHERING PLOUGH CORP       COM             806605101       343    16,100  SH         Sole        N/A        16,100
SCHLUMBERGER LTD           COM             806857108     1,101    28,615  SH         Sole        N/A        28,615
STANLEY WKS                COM             854616109     1,132    34,656  SH         Sole        N/A        34,656
STATE STR CORP             COM             857477103       786    20,330  SH         Sole        N/A        20,330
STRYKER CORP               COM             863667101       223     3,865  SH         Sole        N/A         3,865
SUN MICROSYSTEMS INC       COM             866810104        96    37,375  SH         Sole        N/A        37,375
SUNGARD DATA SYS INC       COM             867363103       206    10,600  SH         Sole        N/A        10,600
SYNOPSYS INC               COM             871607107       500    13,100  SH         Sole        N/A        13,100
SYSCO CORP                 COM             871829107       276     9,731  SH         Sole        N/A         9,731
TARGET CORP                COM             87612E106       268     9,076  SH         Sole        N/A         9,076
TEXAS INSTRS INC           COM             882508104       412    27,900  SH         Sole        N/A        27,900
TEXTRON INC                COM             883203101       854    25,050  SH         Sole        N/A        25,050
TITAN PHARMACEUTICALS
  INC DE                   COM             888314101        22    14,250  SH         Sole        N/A        14,250
TYCO INTL LTD NEW          COM             902124106       557    39,507  SH         Sole        N/A        39,507
UNITED PARCEL SERVICE INC  CL B            911312106       730    11,671  SH         Sole        N/A        11,671
UNITED TECHNOLOGIES CORP   COM             913017109       883    15,630  SH         Sole        N/A        15,630
UNITEDHEALTH GROUP INC     COM             91324P102     1,082    12,411  SH         Sole        N/A        12,411
VERIZON COMMUNICATIONS
  INC                      COM             92343V104     1,456    53,078  SH         Sole        N/A        53,078
VIACOM INC                 CL B            925524308       566    13,957  SH         Sole        N/A        13,957
WACHOVIA CORP NEW          COM             929903102       264     8,075  SH         Sole        N/A         8,075
WAL MART STORES INC        COM             931142103     1,158    23,526  SH         Sole        N/A        23,526
WASHINGTON MUT INC         COM             939322103       278     8,825  SH         Sole        N/A         8,825
WASTE MGMT INC DEL         COM             94106L109       877    37,600  SH         Sole        N/A        37,600
WESTPORT RES CORP NEW      COM             961418100       276    15,100  SH         Sole        N/A        15,100
WHIRLPOOL CORP             COM             963320106       248     5,405  SH         Sole        N/A         5,405
WHITE MTNS INS GROUP LTD   COM             G9618E107       383     1,300  SH         Sole        N/A         1,300
WILLIAMS COS INC DEL       COM             969457100        54    23,960  SH         Sole        N/A        23,960
WYETH                      COM             983024100       707    22,228  SH         Sole        N/A        22,228
YUM BRANDS INC             COM             988498101     1,517    54,758  SH         Sole        N/A        54,758
ZIMMER HLDGS INC           COM             98956P102       216     5,627  SH         Sole        N/A         5,627